Note 15 - Intangible (Details Textual)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Statement Line Items [Line Items]
Amortization period of intangible assets of definite useful life	5 years	5 years
Amortization rate of intangible assets of definite useful life	20.00%	20.00%